UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital Limited
           ---------------------------------------------------------
Address:   One Waverley Place, Union Street
           ---------------------------------------------------------
           St Helier, Jersey JE2 3RF
           ---------------------------------------------------------

Form 13F File Number:     028-14287
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Schnelwar
           ------------------------------------------------------------
Title:     Director
           ------------------------------------------------------------
Phone:     212.888.5500
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Bruce Schnelwar          New York, New York                 11/14/12
------------------------   ------------------------       -------------------
     [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:        $416,286
                                               -------------
                                                (thousands)

List of Other Included Managers:  NONE

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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
A H BELO CORP               COM CL A         001282102      913   189,114 SH       SOLE                  189,114      0    0
BANK OF AMERICA CORPORATION COM              060505104   79,074 8,955,200 SH       SOLE                8,955,200      0    0
BARCLAYS BK PLC             IPTH S&P VIX NEW 06740C261   18,679 2,075,400 SH       SOLE                2,075,400      0    0
BEAZER HOMES USA INC        COM              07556Q105    2,930   825,400 SH       SOLE                  825,400      0    0
CASCADE BANCORP             COM NEW          147154207   11,910 2,255,723 SH       SOLE                2,255,723      0    0
CITIGROUP INC               COM NEW          172967424   30,305   926,200 SH       SOLE                  926,200      0    0
CLEARWIRE CORP NEW          CL A             18538Q105    4,020 3,000,000 SH       SOLE                3,000,000      0    0
DELPHI AUTOMOTIVE PLC       SHS              G27823106   48,846 1,575,674 SH       SOLE                1,575,674      0    0
GMX RES INC                 NOTE 5.000% 2/0  38011MAB4    2,059 2,760,000 PRN      SOLE                        0      0    0
GMX RES INC                 NOTE 4.500% 5/0  38011MAJ7    1,287 3,182,000 PRN      SOLE                        0      0    0
HOVNANIAN ENTERPRISES INC   CL A             442487203    5,190 1,500,000 SH       SOLE                1,500,000      0    0
ISTAR FINL INC              COM              45031U101    2,484   300,000 SH       SOLE                  300,000      0    0
LOUISIANA PAC CORP          COM              546347105   19,500 1,560,028 SH       SOLE                1,560,028      0    0
MERITAGE HOMES CORP         COM              59001A102    5,248   138,000 SH       SOLE                  138,000      0    0
PARKERVISION INC            COM              701354102    1,022   434,783 SH       SOLE                  434,783      0    0
STANDARD PAC CORP NEW       COM              85375C101   13,520 2,000,000 SH       SOLE                2,000,000      0    0
VISTEON CORP                COM NEW          92839U206   57,721 1,298,278 SH       SOLE                1,298,278      0    0
YAHOO INC                   COM              984332106  106,289 6,653,473 SH       SOLE                6,653,473      0    0
ZAGG INC                    COM              98884U108    5,289   620,000 SH       SOLE                  620,000      0    0
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